PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details 2) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Nov. 10, 2017
Property And Equipment And Intangible Assets Details 2
2018	$ 32,696	$ 43,518
2019	43,596	43,518
2020	43,596	43,518
2021	43,596	43,518
2022	43,596	43,518
Thereafter	513,396	513,785
Total Amortization	$ 720,476	$ 731,375	$ 139,000